Commitments and Contingencies - Summary of current status of CRA (Parenthetical) (Detail) - Canada Revenue Agency [member] $ in Millions, $ in Millions	24 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Sep. 24, 2015 USD ($)	Sep. 24, 2015 CAD ($)	Dec. 31, 2012 CAD ($)	Dec. 31, 2011 USD ($)
2005-2010 Taxation Years [member]
Disclosure of contingent liabilities [line items]
Transfer pricing penalties				$ 54.0	$ 72.0
Interest and other penalties				61.0	81.0
Total reassessment issued				$ 268.0	$ 353.0
Additional interest estimated		$ 34.0	$ 45.0
2011-2015 Taxation Years [member]
Disclosure of contingent liabilities [line items]
Transfer pricing penalties		187.0
Interest and other penalties		110.0	145.0
2011-2015 Taxation Years [member] | Precious Metal Acquired Under The PMPAs Is Equal To The Market Value Of Precious Metal While The Deposit Is Outstanding [member]
Disclosure of contingent liabilities [line items]
Estimate of potential amount of income inclusion		1,600.0
Estimated of potential amount of tax payable		331.0	435.0
Estimated of potential amount of transfer pricing penalties		161.0
Estimate of potential amount of interest payable		93.0	123.0
2016-2017 Taxation Years [member]
Disclosure of contingent liabilities [line items]
Transfer pricing penalties		58.0
Interest and other penalties		9.0	12.0
2016-2017 Taxation Years [member] | Precious Metal Acquired Under The PMPAs Is Equal To The Market Value Of Precious Metal While The Deposit Is Outstanding [member]
Disclosure of contingent liabilities [line items]
Estimate of potential amount of income inclusion		260.0
Estimated of potential amount of tax payable		68.0	89.0
Estimated of potential amount of transfer pricing penalties		26.0
Estimate of potential amount of interest payable		$ 4.0	$ 6.0
2011 Taxation Years [member]
Disclosure of contingent liabilities [line items]
Non capital losses reassessed							$ 12.0
2012 Taxation Years [member]
Disclosure of contingent liabilities [line items]
Non capital losses reassessed	$ 14.0
2011 and 2012 Taxation Years [member]
Disclosure of contingent liabilities [line items]
Additional tax and interest	$ 1.6					$ 5.0
Percentage Paid with respect to Interest and Other Penalties Assessed	50.00%